LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED JUNE 3, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION OF

QS VARIABLE GROWTH, QS VARIABLE MODERATE GROWTH AND QS VARIABLE CONSERVATIVE GROWTH

DATED MAY 1, 2016

The information in this supplement is effective as of June 14, 2016.

The following language replaces the section of the portfolios’ Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Other Accounts Managed by the Portfolio Managers”:

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for each of the portfolios. Unless noted otherwise, all information is provided as of December 31, 2015 (except for Mr. Petryk which is as of June 2, 2016).

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the portfolios) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Conservative Growth

Thomas Picciochi	Registered investment companies	26	7.9 billion	None	None
	Other pooled investment vehicles	34	4.7 billion	None	None
	Other accounts	7	171.6 million	1	54.2 million

Ellen Tesler	Registered investment companies	26	7.9 billion	None	None
	Other pooled investment vehicles	19	1.5 billion	None	None
	Other accounts	7	171.6 million	1	54.2 million

Adam J. Petryk, CFA	Registered investment companies	27	8.2 billion**	None	None
	Other pooled investment vehicles	30	3.5 billion**	None	None
	Other accounts	3	1.6 million**	None	None

Moderate Growth

Thomas Picciochi	Registered investment companies	26	8.0 billion	None	None
	Other pooled investment vehicles	34	4.7 billion	None	None
	Other accounts	7	171.6 million	1	54.2 million

Ellen Tesler	Registered investment companies	26	8.0 billion	None	None
	Other pooled investment vehicles	19	1.5 billion	None	None
	Other accounts	7	171.6 million	1	54.2 million

Adam J. Petryk, CFA	Registered investment companies	27	8.3 billion**	None	None
	Other pooled investment vehicles	30	3.5 billion**	None	None
	Other accounts	3	1.6 million**	None	None

	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Growth

Thomas Picciochi	Registered investment companies	26	8.0 billion	None	None
	Other pooled investment vehicles	34	4.7 billion	None	None
	Other accounts	7	171.6 million	1	54.2 million

Ellen Tesler	Registered investment companies	26	8.0 billion	None	None
	Other pooled investment vehicles	19	1.5 billion	None	None
	Other accounts	7	171.6 million	1	54.2 million

Adam J. Petryk, CFA	Registered investment companies	27	8.3 billion**	None	None
	Other pooled investment vehicles	30	3.4 billion**	None	None
	Other accounts	3	1.6 million**	None	None

*	“Total Assets Managed” include QS Investors’ assets in ETFs and “funds of funds” managed by both affiliates and non-affiliates of Legg Mason.
**	Assets under management are as of April 30, 2016.

The following language replaces the section of the portfolios’ Statement of Additional Information titled “Investment Management and Other Services – Portfolio Managers – Portfolio Manager Securities Ownership”:

Portfolio Manager Securities Ownership

The table below identifies ownership of equity securities of the portfolios by the portfolio managers responsible for the day-to-day management of the portfolios as of December 31, 2015 (except for Mr. Petryk which is as of June 2, 2016).

Portfolio Manager	Portfolio	Dollar Range of Ownership of Securities ($)
Adam J. Petryk, CFA	Growth	None
	Moderate Growth	None
	Conservative Growth	None

Thomas Picciochi	Growth	None
	Moderate Growth	None
	Conservative Growth	None

Ellen Tesler	Growth	None
	Moderate Growth	None
	Conservative Growth	None

Please retain this supplement for future reference.

QSIN279723

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